SCHEDULE OF BREAKDOWN OF OPERATING EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024
Cost of Sales	$ 523,692		$ 340,359		$ 1,336,623		$ 829,253
Operating Expenses
General and Administrative Expenses	19,584		16,301		56,000		42,452
Stock-Based Compensation for Employees	19,912		15,417		50,414		37,797
Depreciation and Amortization Expense	567		358		1,344		1,024
Marketing Expenses	21,034		15,261		62,015		43,779
Research and Development Expenses	4,712		3,045		12,637		8,115
Settlement of Litigation							9,250
Total Operating Expenses	45,330	[1],[2]	34,607	[3],[4]	130,652	[5],[6]	103,596	[7],[8]
Total Cost of Sales and Operating Expenses	569,022		374,966		1,467,275		932,849
General and Administrative Expense [Member]
Operating Expenses
Salaries and Benefits	9,753		7,314		29,213		19,748
Stock-Based Compensation for Employees	3,040		2,825		6,059		6,245
Administrative Expenses	758		1,066		2,871		2,835
Professional Fees	4,500		3,917		13,700		10,339
Depreciation and Amortization Expense	567		358		1,344		1,024
Other	966		821		2,813		2,261
Selling and Marketing Expense [Member]
Operating Expenses
Salaries and Benefits	452		279		1,255		721
Stock-Based Compensation for Employees	43		6		126		11
Stock-Based Compensation for Agents	3,935		2,665		10,528		7,137
Revenue Share	15,738		11,651		45,886		33,190
Other	866		660		4,220		2,720
Research and Development Expense [Member]
Operating Expenses
Salaries and Benefits	2,584		1,681		7,338		4,394
Stock-Based Compensation for Employees	339		308		944		641
Other	$ 1,789		$ 1,056		$ 4,355		$ 3,080

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $15,738 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[4]	Operating expenses includes Revenue share expense of approximately $11,651 thousand and is recorded in the North American Brokerage segment.
[5]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[6]	Operating expenses includes Revenue share expense of approximately $45,886 thousand and is recorded in the North American Brokerage segment.
[7]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.
[8]	Operating expenses includes Revenue share expense of approximately $33,190 thousand and is recorded in the North American Brokerage segment.